Basis of Presentation	6 Months Ended
Mar. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation

2.         Basis of Presentation

The consolidated financial statements include the accounts of GreenMan Technologies, Inc. and our wholly-owned subsidiaries American Power Group, Inc. and Green Tech Products, Inc. (inactive). All significant intercompany accounts and transactions have been eliminated in consolidation.  All molded rubber products assets, liabilities and results of operations have been classified as discontinued operations for all periods presented in the accompanying consolidated financial statements.

The accompanying interim financial statements at March 31, 2012 are unaudited and should be read in conjunction with the financial statements and notes thereto for the year ended September 30, 2011 included in our Annual Report on Form 10-K. The balance sheet at September 30, 2011 has been derived from the audited financial statements as of that date, certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted pursuant to the Securities and Exchange Commission rules and regulations, although we believe the disclosures which have been made herein are adequate to ensure that the information presented is not misleading.  The results of operations for the interim periods reported are not necessarily indicative of those that may be reported for a full year.  In our opinion, all adjustments which are necessary for a fair statement of our financial position as of March 31, 2012 and the operating results for the interim periods ended March 31, 2012 and 2011 have been included.